Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 18. Fair Value Measurements

We estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. The valuation techniques require inputs that the business categorizes using a three-level hierarchy, from highest to lowest level of observable inputs, as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets ("Level 1"), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets ("Level 2") and (3) unobservable inputs that require significant judgment for which there is little or no market data ("Level 3"). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement, even though we may have also utilized significant inputs that are more readily observable.

The period-end carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate fair value because of the short maturity of these instruments. The period-end carrying amounts of short- and long-term marketable securities also approximate fair value and primarily consists of available-for-sale debt securities. Unrealized gains and losses are reported net of tax as a component of AOCI in the accompanying consolidated and combined statements of financial position. Any unrealized losses where the decline in value is other than temporary are reported in Interest and net investment income in the accompanying consolidated and combined statements of operations and comprehensive income. There were no other than temporary declines in value for the periods ended December 31, 2018 and 2017. The carrying amount of total debt was $984 million and $9 million, and the estimated fair value was $958 million and $9 million as of December 31, 2018 and 2017, respectively.  The fair value of our debt is estimated based on available market prices for the same or similar instruments that are considered significant other observable inputs (Level 2) within the fair value hierarchy. The fair values presented reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to us as of December 31, 2018 and 2017.

We value our interest rate swap contract using forward interest rate curves obtained from third-party market data providers. The fair value of the contract is the sum of the expected future settlements between the contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract interest rate to the expected forward interest rate as of each settlement date and applying the difference between the two rates to the notional amount of debt in the interest rate swap contracts.

We did not change our valuation techniques for measuring the fair value of any financial assets and liabilities during the year. Transfers between levels, if any, are recognized at the end of the reporting period. There were no significant transfers between levels during each of the years ended December 31, 2018 and 2017.

The carrying amount and estimated fair value of our financial instruments that are recorded at fair value on a recurring basis for the periods presented are as follows:

			Estimated Fair Value Measurements
(In millions)	Statement of Financial Position Location	Carrying Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
As of December 31, 2018
Financial Assets:
Investments in marketable securities	Marketable securities	9	9	—	—
Total financial assets		$9	$9	$—	$—
Financial Liabilities:
Interest rate swap contract	Other accrued liabilities	2	—	2	—
	Other long-term obligations	10		10
Total financial liabilities		$12	$—	$12	$—
As of December 31, 2017
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$1	$1	$—	$—
Investments in marketable securities	Marketable securities and Long-term marketable securities	26	25	1	—
Total financial assets		$27	$26	$1	$—